Convertible Preferred Shares - Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares (Detail) - Series C Preferred Shares [Member] - Preferred Shares [Member]
Dec. 31, 2023 yr
Time to Liquidate [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0.25
Risk-free rate [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	3.64
Expected volatility (note) [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	73
Dividend Yield [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0
Possibility Under IPO Scenario [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	100
Possibility Under Liquidation Scenario [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0